Lease (Details Textual) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Lease (Textual)
Operating lease right-of-use assets	$ 505,305
Current operating lease liabilities	286,212
Non-current operating lease liabilities	239,647
ASC 842 [Member]
Lease (Textual)
Operating lease right-of-use assets	577,830
Operating lease liabilities	598,937
Current operating lease liabilities	301,105
Non-current operating lease liabilities	297,832
Cumulative-effect adjustment of opening balance of accumulated deficit	$ (21,107)